Balance Sheet Components (Details) - Schedule of property and equipment, net - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 275	$ 247
Lab equipment	1,468	1,462
Leasehold improvements	150	150
Furniture and fixtures	47	47
Property and equipment at cost	1,940	1,906
Less: accumulated depreciation	(1,162)	(882)
Property and equipment, net	$ 778	$ 1,024